SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details Narrative)					12 Months Ended
	Jun. 08, 2023 USD ($)	Dec. 20, 2021 USD ($)	Nov. 15, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) ¥ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) ¥ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) ¥ / shares
Operating loss from continuing operations					$ 29,110,000
Operating cash flows					9,770,000
Translation adjustments					898,766		$ 834,513		$ 2,459,256
Historical rate | ¥ / shares						¥ 7.08		¥ 6.96		¥ 6.38
Average translation rates | ¥ / shares						¥ 7.04		¥ 6.70		¥ 6.45
Allowance for the doubtful accounts					13,658,675	¥ 13,658,675	4,854,638	¥ 4,854,638	6,186,410	¥ 6,186,410
Allowance for the doubtful accounts, Other receivables					13,481,228	13,481,228	12,489,219	12,489,219
Allowance for doubtful accounts prepayments					427,541	427,541	423,077	423,077
Impairment loss allowance					7,824,549	¥ 7,824,549	7,857,703	¥ 7,857,703
Impairment for long-lived assets					1,093,305		29,716		14,632,931
Shipping and handling costs					521		4,481		32,541
Advertising costs					0		977,631		3,494,507
Government subsidies					$ 70,148		$ 19,969		50,608
Dilutive shares | shares					30,975,275		8,565,163
Employee benefits					$ 1,014		$ 1,599,627		$ 76,843
Xunpusen (Xiamen) Technology Co. Ltd. [Member]
Gain on disposal				$ 683,688
Xiamen Jiuqiao Technology [Member]
Gain on disposal		$ 811,269
Shenyang Qimengxing Trading Co., Ltd. [Member]
Gain on disposal			$ 1,012
Variable Entity And Subsidiaries [Member]
Gain on disposal	$ 7,389,310